Nature of Operations and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Nature of Operations and Summary of Significant Accounting Policies
Schedule of property plant and equipment estimated useful lives

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Schedule of net loss per common share

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Net Loss Attributable to Common Shareholders	$(8,921,084)	$(4,246,802)	$(12,085,571)	$(7,118,685)
Weighted average common shares outstanding	24,464,979	6,536,602	21,627,532	6,328,419
Net loss per common share – basic and diluted	$(0.36)	$(0.65)	$(0.56)	$(1.12)

	Year Ended
	December 31,	December 31,
	2014	2013
Net loss	$(15,709,782)	$(13,965,019)
Less: Cumulative unpaid preferred stock dividends	(48,409)	—
Net Loss attributable to common stockholders	(15,758,191)	(13,965,019)
Weighted average common shares outstanding	11,337,482	3,897,081
Net loss per common share – basic and diluted	$(1.39)	$(3.58)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	As of
	June 30,	June 30,
	2015	2014
Convertible Preferred Stock	10,057,119	-
Stock Options	2,723,250	862,167
Warrants	24,234,251	1,259,462
	37,014,620	2,121,629

	As of
	December 31,	December 31,
	2014	2013
Convertible Preferred Stock	2,229,702	-
Stock Options	2,703,587	827,543
Warrants	8,903,348	407,904
	13,836,637	1,235,447